BUSINESS DESCRIPTION - Initial Public Offering (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2017	Mar. 31, 2018
BUSINESS DESCRIPTION
Proceeds from IPO, net of offering costs		$ 43,273,702
IPO
BUSINESS DESCRIPTION
Issuance of shares		43,273,702
Proceeds from IPO, net of offering costs	$ 43,300,000
Offering costs	$ 7,100,000	$ 7,095,798
Number of ordinary share represented by each American depositary shares	1
American depositary shares ("ADS") | IPO
BUSINESS DESCRIPTION
Proceeds from issuance of shares (in shares)	5,036,950
Issuance of shares, price per share (in dollars per share)	$ 10.00
Issuance of shares	$ 50,400,000